Share-based payments - Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-based payments
Cost of sales	€ 147		€ 147
Selling and distribution expenses	112	€ (6)	153	€ 61
Research and development expenses	609	(100)	761	90
General and administrative expenses	1,891	1,380	3,221	3,359
Other operating expenses	235	50	291	87
Total	€ 2,994	€ 1,324	€ 4,572	€ 3,597